LONG-TERM DEBT AND CREDIT FACILITY - Uncollateralized Surety and Performance Bonds (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Doyon and Côté Gold
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations related to the Doyon division	$ 215.3	$ 170.1	$ 215.3	$ 168.8
Côté Gold project
Disclosure of detailed information about borrowings [line items]
Bonds outstanding to guarantee asset retirement obligations related to the Doyon division	$ 39.1	$ 30.9	$ 39.1	$ 30.7